OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Summary of total operating revenue from external customers by mobile and fixed line services
The following table provides a breakdown of revenue from contracts with customers by mobile and fixed line for the years ended December 31:

	Mobile			Fixed line			Total revenue
	2018	2017	2016	2018	2017	2016	2018	2017	2016

Russia	4,085	4,053	3,430	569	676	667	4,654	4,729	4,097
Pakistan	1,494	1,525	1,295	—	—	—	1,494	1,525	1,295
Algeria	813	915	1,040	—	—	—	813	915	1,040
Bangladesh	521	574	621	—	—	—	521	574	621
Ukraine	644	581	545	44	41	41	688	622	586
Uzbekistan	313	510	659	2	3	4	315	513	663
HQ	—	—	—	—	—	10	—	—	10
Others	496	530	499	105	66	74	601	596	573

Total segments	8,366	8,688	8,089	720	786	796	9,086	9,474	8,885

Summary of breakdown of contract balances
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2018	January 1, 2018
Contract balances
Receivables (billed)	673	780
Contract assets (unbilled)	43	18
Contract liabilities	(161)	(157)

Capitalized costs
Customer acquisition costs	83	93

Summary of capitalized customer acquisition costs
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2018	January 1, 2018
Contract balances
Receivables (billed)	673	780
Contract assets (unbilled)	43	18
Contract liabilities	(161)	(157)

Capitalized costs
Customer acquisition costs	83	93